ZERO COUPON 2015 FUND
Zero Coupon 2015 Fund
Investment Objective
The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ZERO COUPON 2015 FUND (USD $)	INVESTOR CLASS	ADVISOR CLASS
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ZERO COUPON 2015 FUND	INVESTOR CLASS	ADVISOR CLASS
Management Fee	0.54%	0.54%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.55%	0.80%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example ZERO COUPON 2015 FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	56	177	308	690
ADVISOR CLASS	82	256	445	990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of the value of its net assets in zero-coupon securities. Typically, other than during the fund's target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2015 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund's performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

The fund's anticipated growth rate is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund's weighted average maturity date.

The anticipated value at maturity is an estimate of the fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the zero-coupon securities held by the fund.

As of the fund's most recent fiscal year end (September 30, 2013), the fund's Investor Class AGR was -0.06% and its AVM was $114.07. The AGR and AVM for the Advisor Class will differ from that of the Investor Class, depending on the expenses of that class.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

Principal Risks
•

Interest Rate Risk - Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes. Additionally, in extreme low interest rate environments, the fund's expenses may exceed the yields on the securities in which the fund invests, resulting in a negative anticipated growth rate (AGR). You may lose money as a result of holding fund shares with a negative AGR.

•

Unanticipated Capital Gains or Losses - When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•

Zero-Coupon U.S. Treasury Correlation - Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2015, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Market Risk - The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2004): 7.63% Lowest Performance Quarter (2Q 2004): -6.22%
Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns ZERO COUPON 2015 FUND	1 year	5 years	10 years
INVESTOR CLASS	0.01%	3.31%	5.49%
INVESTOR CLASS After Taxes on Distributions	(1.89%)	1.45%	3.69%
INVESTOR CLASS After Taxes on Distributions and Sale of Fund Shares	0.64%	2.32%	3.91%
ADVISOR CLASS	(0.25%)	3.05%	5.23%
November 15, 2015 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	0.44%	3.22%	5.89%
BofA Merrill Lynch 10+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	(12.44%)	2.18%	5.92%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ZERO COUPON 2020 FUND
Zero Coupon 2020 Fund
Investment Objective
The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ZERO COUPON 2020 FUND (USD $)	INVESTOR CLASS	ADVISOR CLASS
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ZERO COUPON 2020 FUND	INVESTOR CLASS	ADVISOR CLASS
Management Fee	0.54%	0.54%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.55%	0.80%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example ZERO COUPON 2020 FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	56	177	308	690
ADVISOR CLASS	82	256	445	990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of the value of its net assets in zero-coupon securities. Typically, other than during the fund's target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2020 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund's performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

The fund's anticipated growth rate is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund's weighted average maturity date.

The anticipated value at maturity is an estimate of the fund’s net asset value as of the fund’s weighted average maturity date. It is based on the maturity values of the zero-coupon securities held by the fund.

As of the fund’s most recent fiscal year end (September 30, 2013), the fund’s Investor Class AGR was 1.81% and its AVM was $107.93. The AGR and AVM for the Advisor Class will differ from that of the Investor Class, depending on the expenses of that class.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

Principal Risks
•

Interest Rate Risk - Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes. Additionally, in extreme low interest rate environments, the fund's expenses may exceed the yields on the securities in which the fund invests, resulting in a negative anticipated growth rate (AGR). You may lose money as a result of holding fund shares with a negative AGR.

•

Unanticipated Capital Gains or Losses - When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•

Zero-Coupon U.S. Treasury Correlation - Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2020, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Market Risk - The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2011): 14.28% Lowest Performance Quarter (2Q 2004): -7.29%
Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns ZERO COUPON 2020 FUND	1 year	5 years	10 years
INVESTOR CLASS	(6.06%)	4.25%	6.96%
INVESTOR CLASS After Taxes on Distributions	(8.55%)	2.45%	5.06%
INVESTOR CLASS After Taxes on Distributions and Sale of Fund Shares	(2.60%)	2.83%	4.98%
ADVISOR CLASS	(6.29%)	3.98%	6.70%
November 15, 2020 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	(5.81%)	4.52%	7.64%
BofA Merrill Lynch 10+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	(12.44%)	2.18%	5.92%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ZERO COUPON 2025 FUND
Zero Coupon 2025 Fund
Investment Objective
The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ZERO COUPON 2025 FUND (USD $)	INVESTOR CLASS	ADVISOR CLASS
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ZERO COUPON 2025 FUND	INVESTOR CLASS	ADVISOR CLASS
Management Fee	0.54%	0.54%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.55%	0.80%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example ZERO COUPON 2025 FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	56	177	308	690
ADVISOR CLASS	82	256	445	990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of the value of its net assets in zero-coupon securities. Typically, other than during the fund's target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2025 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund's performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

The fund's anticipated growth rate is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund's weighted average maturity date.

The anticipated value at maturity is an estimate of the fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the zero-coupon securities held by the fund.

As of the fund's most recent fiscal year end (September 30, 2013), the fund's Investor Class AGR was 2.86% and its AVM was $115.83. The AGR and AVM for the Advisor Class will differ from that of the Investor Class, depending on the expenses of that class.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

Principal Risks
•

Interest Rate Risk - Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes. Additionally, in extreme low interest rate environments, the fund's expenses may exceed the yields on the securities in which the fund invests, resulting in a negative anticipated growth rate (AGR). You may lose money as a result of holding fund shares with a negative AGR.

•

Unanticipated Capital Gains or Losses - When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•

Zero-Coupon U.S. Treasury Correlation - Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2025, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Market Risk - The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2011): 24.74% Lowest Performance Quarter (4Q 2010): -10.90%
Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns ZERO COUPON 2025 FUND	1 year	5 years	10 years
INVESTOR CLASS	(10.82%)	2.24%	7.36%
INVESTOR CLASS After Taxes on Distributions	(13.98%)	0.04%	5.14%
INVESTOR CLASS After Taxes on Distributions and Sale of Fund Shares	(4.76%)	1.34%	5.35%
ADVISOR CLASS	(11.04%)	1.98%	7.09%
November 15, 2025 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	(10.94%)	2.18%	8.23%
BofA Merrill Lynch 10+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	(12.44%)	2.18%	5.92%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.